Transactions with Related Parties - Additional Information - Other (Details)	12 Months Ended			6 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Combine Marine Inc. USD ($)	Dec. 31, 2011 Combine Marine Inc. EUR (€)	Dec. 31, 2013 Combine Marine Ltd. USD ($)	Dec. 31, 2013 Combine Marine Ltd. EUR (€)	Nov. 25, 2013 Oceanbulk Maritime S.A. USD ($)	Dec. 31, 2013 Oceanbulk Maritime S.A. USD ($)	Dec. 31, 2013 Maiden Voyage LLC USD ($)	Dec. 31, 2012 Maiden Voyage LLC USD ($)	Dec. 31, 2011 Maiden Voyage LLC USD ($)	Sep. 27, 2012 Maiden Voyage LLC USD ($)	Dec. 31, 2013 OOCAPE1 Holdings LLC USD ($)	Dec. 31, 2012 OOCAPE1 Holdings LLC USD ($)	Dec. 31, 2011 OOCAPE1 Holdings LLC USD ($)	Oct. 19, 2012 OOCAPE1 Holdings LLC USD ($)	Dec. 31, 2013 Sea Cape Shipping LLC USD ($)	Dec. 31, 2012 Sea Cape Shipping LLC USD ($)	Dec. 31, 2011 Sea Cape Shipping LLC USD ($)	Aug. 30, 2013 Sea Cape Shipping LLC USD ($)	Dec. 31, 2013 Sky Cape Shipping LLC USD ($)	Dec. 31, 2012 Sky Cape Shipping LLC USD ($)	Dec. 31, 2011 Sky Cape Shipping LLC USD ($)	Oct. 18, 2013 Sky Cape Shipping LLC USD ($)	Dec. 31, 2013 Glory Supra Shipping LLC USD ($)	Dec. 31, 2012 Glory Supra Shipping LLC USD ($)	Dec. 31, 2011 Glory Supra Shipping LLC USD ($)	Sep. 24, 2013 Glory Supra Shipping LLC USD ($)	Dec. 31, 2013 Pacific Cape Shipping LLC USD ($)	Dec. 31, 2012 Pacific Cape Shipping LLC USD ($)	Dec. 31, 2011 Pacific Cape Shipping LLC USD ($)	Oct. 24, 2013 Pacific Cape Shipping LLC USD ($)	Dec. 31, 2013 Global Cape Shipping LLC USD ($)	Jan. 30, 2014 Global Cape Shipping LLC USD ($)	Dec. 31, 2013 Product Shipping & Trading S.A USD ($)	Dec. 31, 2012 Product Shipping & Trading S.A USD ($)	Dec. 31, 2011 Product Shipping & Trading S.A USD ($)	Jun. 07, 2013 Product Shipping & Trading S.A USD ($)
Related Party Transaction [Line Items]
Management fee income	$ 1,598,000	$ 478,000	$ 153,000							$ (163,000)	$ (128,000)	$ 0		$ (274,000)	$ (76,000)	$ 0		$ (93,000)	$ 0	$ 0		$ (56,000)	$ 0	$ 0		$ (74,000)	$ 0	$ 0		$ (52,000)	$ 0	$ 0		$ 0		$ (242,000)	$ 0	$ 0
Rent expense per month				6,900	5,000	3,500	2,500
Exchange rate EUR/USD	1.38
Daily fixed management fee	750												750				750				750				750				750				750		750				130
Vessel acquisition commission percentage								0.50%
Pre-delivery installments	127,814,000	91,000	96,388,000						519,000
Related Parties Commissions Fees	773,000	1,134,000	1,237,000					2,077,000
Flat fee per vessel								$ 200,000